Cover	12 Months Ended
Dec. 31, 2023 shares
Entity Addresses [Line Items]
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2023
Current Fiscal Year End Date	--12-31
Entity File Number	001-41416
Entity Registrant Name	FORAFRIC GLOBAL PLC
Entity Central Index Key	0001903870
Entity Incorporation, State or Country Code	J1
Entity Address, Address Line One	Unit 5.3, Madison Building
Entity Address, Address Line Two	Midtown
Entity Address, City or Town	Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	26,879,202
ICFR Auditor Attestation Flag	false
Document fin stmt error correction flag	false
Auditor Firm ID	1195
Auditor Name	UHY LLP
Auditor Location	Melville, New York
Ordinary Shares Par Value 0.001 [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.001
Trading Symbol	AFRI
Security Exchange Name	NASDAQ
Warrants Each Warrant Exercisable For One Ordinary Share At Exercise Price Of 11. 50 Per Share [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one Ordinary Share at an exercise price of $11.50 per share
Trading Symbol	AFRIW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	Unit 5.3, Madison Building
Entity Address, Address Line Two	Midtown
Entity Address, City or Town	Queensway
Entity Address, Country	GI
Entity Address, Postal Zip Code	GX11 1AA
City Area Code	+011
Local Phone Number	350 20072505
Contact Personnel Name	Mustapha Jamaleddine